Investment in Securities (Summary of Roll-forward of Allowance for Credit Losses) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2021 JPY (¥)
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	120
Ending	120
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	120
Ending	¥ 120